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The Cook & Bynum Fund
THE COOK & BYNUM FUND SUMMARY
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses you may pay if you buy and hold shares of The Cook & Bynum Fund (the “Fund”).
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	The Cook & Bynum Fund The Cook & Bynum Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%

ANNUAL FUND OPERATING EXPENSES (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Cook & Bynum Fund The Cook & Bynum Fund
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.41%)	[1]
Net Expenses (as a percentage of Assets)	1.49%
[1]	Cook & Bynum Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse the Fund to the extent that total fund operating expenses exceed 1.49%. This agreement is in effect through February 1, 2021, and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, including, but not limited to, Acquired Fund Fees and Expenses. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Cook & Bynum Fund | The Cook & Bynum Fund | USD ($)	152	557	988	2,189

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio. The Fund’s portfolio turnover rate was 37% and 5% for the fiscal years ended September 30, 2018 and September 30, 2017, respectively.

Principal Investment Strategy
The Fund pursues its objective of long-term growth of capital by investing in a select few global public equities using an absolute value investing philosophy. The Fund’s investment decisions are driven by the application of the Adviser’s core investment criteria and are informed by rigorous, immersive research. The Adviser travels globally to learn about a company’s customers, appraise its competitors, meet its managers, visit its facilities, and survey its operations in action. These efforts are guided by the belief that first-person observations in the field are critical to appropriately evaluate each investment opportunity.
The Adviser’s iterative investment process is built around four core criteria and is designed to challenge assumptions, refine conclusions, and mitigate psychological misjudgments:

1)	Circle of Competence
The Adviser must be able to understand the core economics of a business and reliably predict its financial prospects. The Fund’s primary focus is avoiding mistakes that lead to permanent losses of capital, so the Adviser believes its ability to recognize the limitations of its knowledge is as important as its ability to execute its competencies when evaluating an idea.

2)	Business
The Adviser evaluates whether a business has sustainable competitive advantages that produce predictable free cash flows and yield attractive returns on equity over an extended period of time. Without a “moat,” a company’s results are difficult to effectively forecast.

3)	People
The Adviser seeks to invest alongside management teams who view shareholders as partners. Trustworthiness and intellectual honesty are required leadership traits for managers of qualifying businesses. Other important markers include energy, consistency, a thoughtful capital allocation framework, and conservative accounting practices.

4)	Price
After the first three investment criteria are met, the Adviser values a business by projecting its future cash flows and discounting these “owner earnings” into present value dollars. The Fund will invest in a company’s stock only if it is trading at a significant discount to the Adviser’s conservative estimate of its intrinsic value.

The Fund’s portfolio is deliberately concentrated in the Adviser’s best, most-informed ideas. This concentration means the Fund’s portfolio is markedly different from its benchmarks, which is a prerequisite for long-term outperformance.
In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks and depository receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 60% of those from emerging markets. The Fund may also hold up to 60% of its assets in foreign debt. Short-term debt obligations of foreign governments will generally have a maturity of six months or less and a credit rating of “A” or better by Standard & Poor’s (“S&P”) or a similar rating by another nationally recognized statistical rating organization (“NRSRO”). Other debt securities of non-U.S. companies, including junk bonds, may be purchased without regard to NRSRO ratings and would generally fall under the category of “special situations.” The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing ideas against cash alternatives and will hold cash and equivalents in the absence of attractive positions that meet its minimum hurdle rate requirements. Indeed, it frequently maintains a portion of its total assets in cash and equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to immediately take advantage of new investment opportunities that meet the Adviser’s core investment criteria.
The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser’s estimated intrinsic value for the business—either because the price of the security has substantially appreciated or because a material adverse change occurred that meaningfully lowered the Adviser’s estimate of the company’s intrinsic value. Similarly, the Fund will sell a security if some event or shift happens within the business that prevents the Adviser from continuing to reliably appraise its intrinsic value. Lastly, in instances when the Fund is fully invested, the Adviser will sell relatively overpriced securities to buy relatively underpriced securities in an ongoing effort to concentrate the Fund’s capital in the Adviser’s best ideas.

Principal Risks

•	General Risk: There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.

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Foreign (Non-U.S.) Securities Risk: Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

•	Market Risk: Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

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Value Investing Risk: Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

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Non-Diversified Portfolio Risk: The Fund is “non-diversified,” and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

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Currency Risk: The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

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Smaller Capitalization Risk: Smaller capitalization companies may have a narrower geographic and product or service focus and be less well known to the investment community, resulting in more volatile share price movements and a lack of market liquidity.

•	Interest Rate Risk: The Fund’s debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

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Credit Risk: The Fund’s debt investments are subject to credit risk. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.

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High Yield or “Junk” Security Risk: Investments in debt securities that are rated below investment grade by one or more NRSROs (“high yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

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Special Situations Risk: Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent losses of capital, such that the Fund may be unable to recoup some or all of its investments.

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Risks of Investing in a Managed Fund: The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

For additional information on the risks of investing in this Fund, please see “Risks of Investing in the Fund” in the Prospectus.

Performance
The following bar chart is intended to help you understand the risks of investing in the Fund. The bar chart shows the year to year performance of the Fund since inception for each calendar year ended December 31. The table shows how the average annual total returns for 1, 5, and 10 years compare with those of relevant market indexes, the MSCI All Country World Index (“MSCI ACWI”) and the Standard & Poor’s 500® Index (“S&P 500”). The MSCI ACWI is a free float-adjusted market capitalization index, and the S&P 500 is an unmanaged index that incurs no fees, expenses, or tax consequence. The MSCI ACWI is shown to compare the Fund’s performance to the global equity market performance among developed and developing markets, and the S&P 500 is shown to compare the Fund’s performance to a diversified basket of large U.S.-based corporations. The average annual total returns for the MSCI ACWI and S&P 500 presume the reinvestment of all dividends. Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.cookandbynum.com/cobyx or by calling the Fund’s toll-free number at 1‑877-839-COBY (2629).
The Fund commenced operations on July 1, 2009.

Annual Returns (For each year ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 8.35% (quarter ending September 30, 2010) and the lowest return for a quarter was -10.07% (quarter ending December 31, 2018).

Average Annual Total Returns (For the period ended December 31, 2019)
Average Annual Total Returns - The Cook & Bynum Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
MSCI ACWI Net (reflects no deduction for fees, expenses, or taxes)	[1]	MSCI ACWI Net* (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%	10.43%	Jul. 01, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%	15.03%	Jul. 01, 2009
The Cook & Bynum Fund		Return Before Taxes	9.40%	1.67%	5.84%	6.94%	Jul. 01, 2009
The Cook & Bynum Fund | After Taxes on Distributions		Return After Taxes on Distributions	9.35%	0.83%	5.08%	6.18%
The Cook & Bynum Fund | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	5.82%	1.30%	4.72%	5.65%
[1]	The MSCI All Country World Index is now the Fund’s primary benchmark, with the S&P 500 Index included as a secondary benchmark. The S&P 500 Index will continue to be shown for at least a period of one year as a secondary index.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.